STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Paranthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
IPO [Member]
Equity Issuance Cost	$ 3,080
Share Price	$ 8
Secondary Public Offering [Member]
Equity Issuance Cost	$ 2,616
Share Price	$ 16.5